Note 10 - Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
10.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group's trading securities and available-for-sale securities as measured, held-to-maturity securities as disclosed are determined based on the discounted cash flow method.

The Group's financial assets measured or disclosed at fair value on a recurring basis both were nil as of December 31, 2013 and 2014.

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 2 valuation.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2013 and 2014, respectively:

	December 31,
	2013	2014
Beginning balance	$-	$-
Purchases	81,664,295	90,205,903
Redemption	(81,824,078)	(90,323,594)
Realized gain	127,835	106,392
Exchange difference	31,948	11,299
Ending balance	$-	$-

Fair value disclosed or measured on a non-recurring basis

The Group measured the fair value of acquired intangible assets using the income approach valuation methodology. These acquired intangible assets are considered Level 3 assets because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these acquired assets.